SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2021 USD ($)
Leases Office Server Rooms Dormitory Leases [Member]
Finite-Lived Intangible Assets [Line Items]
2022	$ 424,348
2023	385,236
2024	170,903
Total lease payments	980,487
Less: Imputed interest	(87,006)
Present value of lease liabilities	893,481
Wall Space Leases [Member]
Finite-Lived Intangible Assets [Line Items]
2022	3,024
2023
2024
Total lease payments	3,024
Less: Imputed interest
Present value of lease liabilities	$ 3,024